SIGNIFICANT ACCOUNTING POLICIES (Details 1)	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Foreign Currency Exchange Rate,Yearly [Member]
Foreign Currency Exchange Rate, Translation	6.6545	6.6711	6.3668
Foreign Currency Exchange Rate,Averagely [Member]
Foreign Currency Exchange Rate, Translation	6.8126	6.5333	6.1746